Reconciliation of Financial Statements to Form 5500	12 Months Ended
Dec. 31, 2025
EBP 001 [Member]
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Reconciliation of Financial Statements to Form 5500

8. Reconciliation of Financial Statements to Form 5500

The following is a reconciliation of net assets available for benefits per the financial statements to IRS Form 5500 as of December 31, 2025 and 2024:

	December 31,
	2025	2024
Net assets available for benefits per the financial statements	$120,877,615	$108,133,924
Deemed distributions reported on 5500	(31,207)	(47,387)
Net assets available for benefits per the Form 5500	$120,846,408	$108,086,537

Deemed distributions are defaulted and unpaid participant loans of active participants that are reflected as distributions on the Form 5500 and as notes receivable from participants on the financial statements. Upon a distributable event, the deemed distributions will be reflected as distributions in the financial statements.

The following is a reconciliation of changes in net assets available for plan benefits per the financial statements to the Form 5500 for the year ended December 31, 2025:

Increase in net assets available for benefits per the financial statements	$12,743,691
Change in deemed distributions	16,180
Net income per Form 5500	$12,759,871